                               SEMI-ANNUAL REPORT

                               November 30, 2001

                                    BADGLEY
                                     FUNDS,
                                      INC.

         [BADGLEY GROWTH FUND LOGO] Badgley Growth Fund

         [BADGLEY BALANCED FUND LOGO] Badgley Balanced Fund

                              [BADGLEY FUNDS LOGO]

                              www.badgleyfunds.com

                               SEMI-ANNUAL REPORT

                               November 30, 2001

                              [BADGLEY FUNDS LOGO]

                              BADGLEY FUNDS, INC.

                           [BADGLEY GROWTH FUND LOGO]
                              Badgley Growth Fund
                                  Ticker BMFGX

                          [BADGLEY BALANCED FUND LOGO]

                             Badgley Balanced Fund
                                  Ticker BMFBX

         P.O. Box 701, Milwaukee, Wisconsin 53201-0701 - 1-877-BADGLEY
                              WWW.BADGLEYFUNDS.COM

TABLE OF CONTENTS

-------------------------------------------------
3     LETTER TO SHAREHOLDERS
-------------------------------------------------
4     PERFORMANCE GRAPHS
-------------------------------------------------
6     STATEMENT OF ASSETS AND LIABILITIES
-------------------------------------------------
7     STATEMENT OF OPERATIONS
-------------------------------------------------
8     STATEMENT OF CHANGES IN NET ASSETS
-------------------------------------------------
10    FINANCIAL HIGHLIGHTS
-------------------------------------------------
12    SCHEDULE OF INVESTMENTS
-------------------------------------------------
21    NOTES TO FINANCIAL STATEMENTS
-------------------------------------------------

 2  BADGLEY FUNDS SEMI-ANNUAL REPORT

                              BADGLEY FUNDS, INC.

                               SEMI-ANNUAL REPORT
                               November 30, 2001

DEAR FELLOW SHAREHOLDERS:

    The six-months ended November 30, 2001 have been extraordinarily challenging with the U.S. economy mired in a recession, our country knocked hard by the horrific events of September 11, and the commencement of war in Afghanistan. But as 2001 ends and we turn towards 2002, positive developments are emerging, giving traction to optimism about an earlier-than-expected economic recovery and positive progress in the war in Afghanistan.

    During this turbulent period, returns for the Badgley Growth Fund and Badgley Balanced Fund were -11.24 % and -3.08%. These total returns compare with our S&P 500 Index (-8.66%) and the Lehman Brothers Gov't-Credit Intermediate Index (+5.66%) benchmarks (please see the fund graphs in the following pages). Year-to-date annualized portfolio turnover rates as of November 30, 2001 remain very low when compared to other growth and balanced mutual funds. Turnover rates, which impact overall results on taxable accounts, were 20.58% for the Badgley Growth Fund and 19.00% for the Badgley Balanced Fund.

    As of November 30, 2001, the Badgley Funds' net assets were valued at just over $46 million, an increase of about 7% in one year, but down less than 6% compared to net assets as of May 30, 2001. This six-month decrease is a function of both market activity and a small number of redemptions in the Badgley Growth Fund. We remain pleased and proud of your continued trust and the year-over-year growth trend of Fund assets.

    With the challenges of the last six months, we wish to remind you that the investment objective of the Badgley Growth Fund is long-term capital appreciation while that of the Badgley Balanced Fund is long-term capital appreciation and income. Over these months our investment team has continued to invest both of our Funds in companies that exhibit consistent and predictable earnings growth, solid balance sheets, market dominance and strong management. The Badgley Balanced Fund also is invested in intermediate duration bonds characterized by high credit quality, liquidity and higher relative values. Simply put, our investment team remains steadfastly focused on fundamentals.

    Please take a few moments to visit www.badgleyfunds.com for more detailed Badgley Funds information, including Quarterly Updates and professional profiles of our investment team.

    Thank you for your trust and confidence in the Badgley Funds. We welcome your questions and comments.

Sincerely,

BADGLEY FUNDS, INC.

/S/ SCOTT R. VOKEY
SCOTT R. VOKEY
President
scottv@badgley.com

/s/ Lisa P. Gguzman
LISA P. GUZMAN
Treasurer and Secretary
lisag@badgley.com

                                            BADGLEY FUNDS SEMI-ANNUAL REPORT   3

                              BADGLEY FUNDS, INC.
                               SEMI-ANNUAL REPORT
                               November 30, 2001

[BADGLEY BALANCED FUND LOGO] BADGLEY BALANCED FUND
[BALANCED FUND GRAPH]

                                                                                 LEHMAN BROTHERS
                                                                            INTERMEDIATE GOVT./CORP.
                                                  BADGLEY BALANCED FUND            BOND INDEX                    S&P 500
                                                  ---------------------     ------------------------             -------
06/98                                                   10000.00                    10000.00                    10000.00
08/98                                                    9100.08                    10203.80                     8499.72
11/98                                                   10308.60                    10448.70                    10372.20
02/99                                                   10665.30                    10393.30                    11073.40
05/99                                                   10865.80                    10422.40                    11680.20
08/99                                                   10923.30                    10428.60                    11884.60
11/99                                                   11323.10                    10566.30                    12540.60
02/00                                                   11352.60                    10580.00                    12373.80
05/00                                                   11869.10                    10682.70                    12905.90
08/00                                                   12676.20                    11083.20                    13826.10
11/00                                                   12385.90                    11388.00                    12012.10
02/01                                                   12000.70                    11899.40                    11359.90
05/01                                                   12003.10                    12026.70                    11543.90
08/01                                                   11527.80                    12445.20                    10454.10
11/01                                                   11633.90                    12707.80                    10545.10

THIS CHART ASSUMES AN INITIAL GROSS INVESTMENT OF $10,000 MADE ON 6/25/98 (COMMENCEMENT OF OPERATIONS). RETURNS SHOWN INCLUDE THE REINVESTMENT OF ALL DIVIDENDS AND DISTRIBUTIONS. IN THE ABSENCE OF FEE WAIVERS AND REIMBURSEMENTS, TOTAL RETURN WOULD BE REDUCED. PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, SO THAT YOUR SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST.

LEHMAN BROTHERS GOV'T.--CREDIT INTERMEDIATE INDEX--An unmanaged market value-weighted index composed of all bonds that are investment grade (rated Baa or higher by Moody's or BBB or higher by S&P, if unrated by Moody's). All issues have maturities between one and ten years and an outstanding par value of at least $150 million. This index cannot be invested in directly.

S&P 500 INDEX--An unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of the 500 stocks which represent all major industries. This index cannot be invested in directly.

For the period 6/25/98 thru 6/30/98 the return for the Lehman Brothers Gov't.--Credit Intermediate Index and the S&P 500 Index were calculated by prorating the total return for the month ended 6/30/98.

                                        AVERAGE ANNUAL TOTAL RETURN
                                         THROUGH NOVEMBER 30, 2001
                                                      SINCE INCEPTION
                                      ONE YEAR         JUNE 25, 1998
                                      -------------------------------
Badgley Balanced Fund                   -6.08%             4.50%
S&P 500                                -12.22%             1.56%
Lehman Brothers Gov't.--Credit
Intermediate Index                      11.59%             7.22%

 4  BADGLEY FUNDS SEMI-ANNUAL REPORT

                              BADGLEY FUNDS, INC.
                               SEMI-ANNUAL REPORT
                               November 30, 2001

[BADGLEY GROWTH FUND LOGO] BADGLEY GROWTH FUND
[GROWTH FUND GRAPH]

                                                                    BADGLEY GROWTH FUND                      S&P 500
                                                                    -------------------                      -------
06/98                                                                    10000.00                           10000.00
08/98                                                                     8059.81                            8499.72
11/98                                                                    10119.90                           10372.20
02/99                                                                    10962.90                           11073.40
05/99                                                                    11465.00                           11680.20
08/99                                                                    11615.20                           11884.60
11/99                                                                    12307.40                           12540.60
02/00                                                                    12429.30                           12373.80
05/00                                                                    13283.20                           12905.90
08/00                                                                    14608.80                           13826.10
11/00                                                                    13595.00                           12012.10
02/01                                                                    12249.10                           11359.90
05/01                                                                    12148.60                           11543.90
08/01                                                                    10863.30                           10454.10
11/01                                                                    10782.90                           10545.10

THIS CHART ASSUMES AN INITIAL GROSS INVESTMENT OF $10,000 MADE ON 6/25/98 (COMMENCEMENT OF OPERATIONS). RETURNS SHOWN INCLUDE THE REINVESTMENT OF ALL DIVIDENDS AND DISTRIBUTIONS. IN THE ABSENCE OF FEE WAIVERS AND REIMBURSEMENTS, TOTAL RETURN WOULD BE REDUCED. PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, SO THAT YOUR SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST.

S&P 500 INDEX--An unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of the 500 stocks which represent all major industries. This index cannot be invested in directly.

                                     AVERAGE ANNUAL TOTAL RETURN
                                      THROUGH NOVEMBER 30, 2001
                                                   SINCE INCEPTION
                                   ONE YEAR         JUNE 25, 1998
                                   -------------------------------
Badgley Growth Fund                 -20.68%             2.22%
S&P 500                             -12.22%             1.56%

                                            BADGLEY FUNDS SEMI-ANNUAL REPORT   5

                              BADGLEY FUNDS, INC.
                STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)
                               November 30, 2001

                                                             BALANCED FUND           GROWTH FUND
----------------------------------------------------------------------------------------------------
ASSETS:
Investments, at market value (cost of $27,360,229 and
  $15,472,490, respectively)                                 $  29,389,197           $16,804,485
Receivable for investments sold                                    129,023               144,970
Receivable for Fund shares purchased                                90,000                    --
Receivable from Adviser                                              9,374                10,140
Dividends receivable                                                 5,908                 6,551
Interest receivable                                                222,887                   383
Organization costs, net of accumulated amortization                  8,197                 8,196
Other assets                                                        18,732                19,002
----------------------------------------------------------------------------------------------------
    Total assets                                                29,873,318            16,993,727
----------------------------------------------------------------------------------------------------
LIABILITIES:
Payable for securities purchased                                   297,388               328,555
Payable to Adviser                                                  21,627                13,495
Payable for Fund shares redeemed                                        --                 4,764
Accrued expenses and other liabilities                              68,198                38,090
----------------------------------------------------------------------------------------------------
    Total liabilities                                              387,213               384,904
----------------------------------------------------------------------------------------------------
NET ASSETS                                                   $  29,486,105           $16,608,823
====================================================================================================
NET ASSETS CONSIST OF:
Capital stock                                                $  29,400,854           $18,172,543
Accumulated undistributed net investment income (loss)              85,683               (65,283)
Accumulated undistributed net realized (loss) on investments    (2,029,400)           (2,830,432)
Net unrealized appreciation on investments                       2,028,968             1,331,995
----------------------------------------------------------------------------------------------------
    Total net assets                                         $  29,486,105           $16,608,823
====================================================================================================
Shares outstanding (par value of $0.01, 500,000,000 shares
  authorized)                                                    2,705,944             1,547,124
====================================================================================================
Net Asset Value, Redemption Price and Offering Price Per
  Share                                                      $       10.90           $     10.74
====================================================================================================

 6  BADGLEY FUNDS SEMI-ANNUAL REPORT           See Notes to Financial Statements

                              BADGLEY FUNDS, INC.
                      STATEMENT OF OPERATIONS (UNAUDITED)
                   For the Six-Months Ended November 30, 2001

                                                             BALANCED FUND           GROWTH FUND
----------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
Dividend income                                              $      50,235           $    59,460
Interest income                                                    423,034                 6,704
----------------------------------------------------------------------------------------------------
    Total investment income                                        473,269                66,164
----------------------------------------------------------------------------------------------------
EXPENSES:
Investment advisory fees                                           131,965                87,630
Distribution fees                                                   36,657                21,908
Shareholder servicing and accounting fees                           26,632                25,077
Professional fees                                                   15,720                16,086
Administration fees                                                 15,098                15,270
Federal and state registration fees                                 10,648                11,383
Custody fees                                                         7,504                 8,144
Reports to shareholders                                              2,664                 5,005
Amortization of organization costs                                   2,630                 2,630
Directors' fees and expenses                                         1,751                 1,831
Other                                                                4,122                 3,742
----------------------------------------------------------------------------------------------------
Total expenses before waiver and reimbursement from Adviser        255,391               198,706
Less: Waiver of expenses and reimbursement from Adviser            (64,775)              (67,260)
----------------------------------------------------------------------------------------------------
    Net expenses                                                   190,616               131,446
----------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                       282,653               (65,282)
----------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized (loss) on investments                              (1,271,096)           (2,031,653)
Change in unrealized appreciation (depreciation) on
  investments                                                       52,770              (210,483)
----------------------------------------------------------------------------------------------------
    Net realized and unrealized (loss) on investments           (1,218,326)           (2,242,136)
----------------------------------------------------------------------------------------------------
NET (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS       $    (935,673)          $(2,307,418)
====================================================================================================

See Notes to Financial Statements           BADGLEY FUNDS SEMI-ANNUAL REPORT   7

                              BADGLEY FUNDS, INC.
                       STATEMENT OF CHANGES IN NET ASSETS

BADGLEY BALANCED FUND

                                                              SIX-MONTHS ENDED
                                                             NOVEMBER 30, 2001             YEAR ENDED
                                                                (UNAUDITED)               MAY 31, 2001
----------------------------------------------------------------------------------------------------------
OPERATIONS:
Net investment income                                        $          282,653           $    572,353
Net realized loss on investments                                     (1,271,096)              (654,220)
Change in unrealized appreciation (depreciation) on
  investments                                                            52,770                197,587
----------------------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets resulting from
      operations                                                       (935,673)               115,720
----------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income                                             (289,740)              (564,043)
From net realized gains                                                      --                 (5,074)
----------------------------------------------------------------------------------------------------------
    Total dividends and distributions                                  (289,740)              (569,117)
----------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold                                             1,338,192              7,715,008
Proceeds from shares issued to holders in reinvestment of
  dividends                                                             267,678                526,142
Cost of shares redeemed                                                (911,535)            (2,056,656)
----------------------------------------------------------------------------------------------------------
    Net increase in net assets resulting from capital share
      transactions                                                      694,335              6,184,494
----------------------------------------------------------------------------------------------------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                (531,078)             5,731,097
NET ASSETS:
Beginning of period                                                  30,017,183             24,286,086
----------------------------------------------------------------------------------------------------------
End of period (including undistributed net investment income
  of $85,683 and $92,770, respectively)                      $       29,486,105           $ 30,017,183
==========================================================================================================

 8  BADGLEY FUNDS SEMI-ANNUAL REPORT           See Notes to Financial Statements

                              BADGLEY FUNDS, INC.
                       STATEMENT OF CHANGES IN NET ASSETS
BADGLEY GROWTH FUND

                                                               SIX-MONTHS ENDED
                                                               NOVEMBER 30, 2001              YEAR ENDED
                                                                  (UNAUDITED)                MAY 31, 2001
-------------------------------------------------------------------------------------------------------------
OPERATIONS:
Net investment (loss)                                         $   (65,282)                   $   (114,941)
Net realized (loss) on investments                             (2,031,653)                       (731,933)
Change in unrealized appreciation (depreciation) on
  investments                                                    (210,483)                       (765,718)
-------------------------------------------------------------------------------------------------------------
    Net (decrease) in net assets resulting from operations     (2,307,418)                     (1,612,592)
-------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income                                            --                               --
From net realized gains                                               --                               --
-------------------------------------------------------------------------------------------------------------
    Total dividends and distributions                                 --                               --
-------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold                                       4,023,558                       9,680,076
Proceeds from shares issued to holders in reinvestment of
  dividends                                                           --                               --
Cost of shares redeemed                                        (3,891,640)                     (1,534,585)
-------------------------------------------------------------------------------------------------------------
    Net increase in net assets resulting from capital share
      transactions                                                131,918                       8,145,491
-------------------------------------------------------------------------------------------------------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                        (2,175,500)                      6,532,899
NET ASSETS:
Beginning of period                                            18,784,323                      12,251,424
-------------------------------------------------------------------------------------------------------------
End of period (including undistributed net investment income
  of $0 and $0, respectively)                                 $16,608,823                    $ 18,784,323
=============================================================================================================

See Notes to Financial Statements           BADGLEY FUNDS SEMI-ANNUAL REPORT   9

                              BADGLEY FUNDS, INC.
                              FINANCIAL HIGHLIGHTS
               For a fund share outstanding throughout the period
BADGLEY BALANCED FUND

                                     SIX-MONTHS ENDED                                             JUNE 25, 1998(1)
                                    NOVEMBER 30, 2001        YEAR ENDED         YEAR ENDED            THROUGH
                                       (UNAUDITED)          MAY 31, 2001       MAY 31, 2000         MAY 31, 1999
----------------------------------------------------------------------------------------------------------------------
PER SHARE DATA:
Net asset value, beginning of
  period                            $            11.36      $       11.47      $       10.69      $         10.00
----------------------------------------------------------------------------------------------------------------------
Income from investment operations:
    Net investment income                         0.11               0.24               0.20                 0.18
    Net realized and unrealized
      gain (loss) on investments                 (0.46)             (0.11)              0.78                 0.68
----------------------------------------------------------------------------------------------------------------------
         Total from investment
           operations                            (0.35)              0.13               0.98                 0.86
----------------------------------------------------------------------------------------------------------------------
Less:
Dividends from net investment
  income                                         (0.11)             (0.24)             (0.20)               (0.17)
Dividends from net realized gains                   --              (0.00)(2)             --                   --
----------------------------------------------------------------------------------------------------------------------
         Total dividends                         (0.11)             (0.24)             (0.20)               (0.17)
----------------------------------------------------------------------------------------------------------------------
Net asset value, end of period      $            10.90      $       11.36      $       11.47      $         10.69
======================================================================================================================
TOTAL RETURN                                     -3.08%(3)           1.13%              9.23%                8.66%(3)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period           $       29,486,105      $  30,017,183      $  24,286,086      $    16,524,409
Ratio of net expense to average net
  assets:
    Before expense reimbursement                  1.74%(4)           1.80%              1.98%                3.83%(4)
    After expense reimbursement                   1.30%(4)           1.30%              1.30%                1.30%(4)
Ratio of net investment
  income/(loss) to average net
  assets:
    Before expense reimbursement                  1.49%(4)           1.57%              1.24%               (0.80)%(4)
    After expense reimbursement                   1.93%(4)           2.07%              1.92%                1.73%(4)
Portfolio turnover rate                          19.00%             35.70%             28.78%               16.17%
======================================================================================================================

(1) Commencement of operations.
(2) Dividend amount less than $0.01 per share.
(3) Not annualized.
(4) Annualized.

 10 BADGLEY FUNDS SEMI-ANNUAL REPORT           See Notes to Financial Statements

                              BADGLEY FUNDS, INC.
                              FINANCIAL HIGHLIGHTS
               For a fund share outstanding throughout the period
BADGLEY GROWTH FUND

                                      SIX-MONTHS ENDED                                            JUNE 25, 1998(1)
                                      NOVEMBER 30, 2001        YEAR ENDED        YEAR ENDED           THROUGH
                                         (UNAUDITED)          MAY 31, 2001      MAY 31, 2000        MAY 31, 1999
----------------------------------------------------------------------------------------------------------------------
PER SHARE DATA:
Net asset value, beginning of period  $           12.10       $      13.23      $      11.42       $        10.00
----------------------------------------------------------------------------------------------------------------------
Income from investment operations:
    Net investment loss                           (0.43)             (0.07)            (0.08)               (0.02)
    Net realized and unrealized gain
      (loss) on investments                       (0.93)             (1.06)             1.89                 1.48
----------------------------------------------------------------------------------------------------------------------
         Total from investment
           operations                             (1.36)             (1.13)             1.81                 1.46
----------------------------------------------------------------------------------------------------------------------
Less:
Dividends from net investment income                 --                 --             (0.00)(2)            (0.04)
----------------------------------------------------------------------------------------------------------------------
Net asset value, end of period        $           10.74       $      12.10      $      13.23       $        11.42
======================================================================================================================
TOTAL RETURN                                     -11.24%(3)          -8.54%            15.86%               14.65%(3)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period             $      16,608,823       $ 18,784,323      $ 12,251,424       $    6,503,740
Ratio of net expense to average net
  assets:
    Before expense reimbursement                   2.27%(4)           2.33%             2.84%                6.12%(4)
    After expense reimbursement                    1.50%(4)           1.50%             1.50%                1.50%(4)
Ratio of net investment income/(loss)
  to average net assets:
    Before expense reimbursement                  (1.52)%(4)         (1.57)%           (2.06)%              (5.22)%(4)
    After expense reimbursement                   (0.75)%(4)         (0.74)%           (0.72)%              (0.60)%(4)
Portfolio turnover rate                           20.58%             27.21%            25.88%               30.28%
======================================================================================================================

(1) Commencement of operations.
(2) Dividends from net investment income paid at rate of $0.0014 per share.
(3) Not annualized.
(4) Annualized.

See Notes to Financial Statements           BADGLEY FUNDS SEMI-ANNUAL REPORT  11

                              BADGLEY FUNDS, INC.
                      SCHEDULE OF INVESTMENTS (UNAUDITED)
                               November 30, 2001

BADGLEY BALANCED FUND

NUMBER OF
  SHARES                                                                      VALUE
------------------------------------------------------------------------------------------
             COMMON STOCKS -- 51.5%
             Advertising -- 2.2%
     7,425   Omnicom Group Inc.                                            $   637,510
------------------------------------------------------------------------------------------
             Bank & Bank Holding Co. -- 1.0%
     4,875   Fifth Third Bancorp                                               292,939
------------------------------------------------------------------------------------------
             Chemical -- Specialty -- 1.4%
    11,325   Ecolab Inc.                                                       423,555
------------------------------------------------------------------------------------------
             Computer Storage -- 0.6%
    11,375   EMC Corporation*                                                  190,986
------------------------------------------------------------------------------------------
             Consumer Finance -- 1.7%
    15,875   MBNA Corporation                                                  511,810
------------------------------------------------------------------------------------------
             Department Stores -- 1.0%
     4,475   Kohl's Corporation*                                               303,629
------------------------------------------------------------------------------------------
             Diversified Conglomerates -- 3.3%
    11,050   General Electric Company                                          425,425
     9,125   Tyco International Ltd. -- f                                      536,550
------------------------------------------------------------------------------------------
                                                                               961,975
------------------------------------------------------------------------------------------
             Drugs -- 4.0%
    10,825   Johnson & Johnson                                                 630,556
    12,700   Pfizer Inc.                                                       550,037
------------------------------------------------------------------------------------------
                                                                             1,180,593
------------------------------------------------------------------------------------------
             Financials -- Diversified -- 2.0%
    11,350   State Street Corporation                                          594,059
------------------------------------------------------------------------------------------
             Financial Service -- 2.4%
     9,000   Fannie Mae                                                        707,400
------------------------------------------------------------------------------------------
             Food & Beverage -- 1.8%
    10,825   PepsiCo, Inc.                                                     526,420
------------------------------------------------------------------------------------------

 12 BADGLEY FUNDS SEMI-ANNUAL REPORT           See Notes to Financial Statements

                              BADGLEY FUNDS, INC.
                 SCHEDULE OF INVESTMENTS (UNAUDITED)(CONTINUED)
                               November 30, 2001

BADGLEY BALANCED FUND

NUMBER OF
  SHARES                                                                      VALUE
------------------------------------------------------------------------------------------
             Food Wholesale Distribution -- 1.7%
    20,275   SYSCO Corporation                                             $   498,562
------------------------------------------------------------------------------------------
             Freight Transportation -- 1.5%
     8,075   United Parcel Service, Inc.                                       453,977
------------------------------------------------------------------------------------------
             Insurance -- Multi -- 2.0%
     7,050   American International Group, Inc.                                580,920
------------------------------------------------------------------------------------------
             Medical -- Wholesale Drug Dist. -- 2.2%
     9,300   Cardinal Health, Inc.                                             635,376
------------------------------------------------------------------------------------------
             Networking Equipment -- 1.2%
    16,925   Cisco Systems, Inc.*                                              345,947
------------------------------------------------------------------------------------------
             Restaurants -- 1.4%
    23,650   Starbucks Corporation*                                            419,078
------------------------------------------------------------------------------------------
             Retail -- Discount -- 1.6%
    11,600   Costco Wholesale Corporation*                                     474,208
------------------------------------------------------------------------------------------
             Retail -- Home Improvement -- 2.0%
    12,550   The Home Depot, Inc.                                              585,583
------------------------------------------------------------------------------------------
             Semiconductors -- 1.2%
    10,975   Texas Instruments Incorporated                                    351,749
------------------------------------------------------------------------------------------
             Services -- Data Processing -- 4.4%
     8,050   Automatic Data Processing, Inc.                                   446,453
    17,750   Concord EFS, Inc.*                                                531,790
     8,900   Paychex, Inc.                                                     311,589
------------------------------------------------------------------------------------------
                                                                             1,289,832
------------------------------------------------------------------------------------------
             Services -- Diversified -- 2.1%
    14,475   Cintas Corporation                                                618,661
------------------------------------------------------------------------------------------
             Software -- 1.8%
     8,100   Microsoft Corporation*                                            520,101
------------------------------------------------------------------------------------------

See Notes to Financial Statements           BADGLEY FUNDS SEMI-ANNUAL REPORT  13

                              BADGLEY FUNDS, INC.
                 SCHEDULE OF INVESTMENTS (UNAUDITED)(CONTINUED)
                               November 30, 2001

BADGLEY BALANCED FUND

NUMBER OF
  SHARES                                                                      VALUE
------------------------------------------------------------------------------------------
             Surgical/Medical Instruments -- 3.4%
    10,825   Baxter International Inc.                                     $   297,700
    14,925   Medtronic, Inc.                                                   705,654
------------------------------------------------------------------------------------------
                                                                             1,003,354
------------------------------------------------------------------------------------------
             Telecommunications Equipment -- 2.3%
    13,150   Nokia Oyj -- ADR                                                  302,581
     6,550   QUALCOMM Inc*                                                     384,616
------------------------------------------------------------------------------------------
                                                                               687,197
------------------------------------------------------------------------------------------
             Telecommunications Services -- 1.3%
    10,375   SBC Communications Inc.                                           387,818
------------------------------------------------------------------------------------------
             TOTAL COMMON STOCKS (COST $13,853,882)                         15,183,239
------------------------------------------------------------------------------------------
 PRINCIPAL
    AMOUNT
------------------------------------------------------------------------------------------
             CORPORATE BONDS AND NOTES -- 19.3%
             Chemicals -- Diversified -- 0.9%
$  250,000   E.I. du Pont de Nemours
             6.875%, 10/15/09                                                  272,714
------------------------------------------------------------------------------------------
             Chemical -- Specialty -- 1.3%
   400,000   Ecolab Inc.
             6.875%, 2/1/11                                                    397,894
------------------------------------------------------------------------------------------
             Computers -- 0.7%
   500,000   IBM Corporation
             5.375%, 2/1/09                                                    198,411
------------------------------------------------------------------------------------------
             Diversified Conglomerates -- 1.2%
   345,000   Tyco International Group S.A.
             6.3750%, 2/15/06                                                  358,445
------------------------------------------------------------------------------------------

 14 BADGLEY FUNDS SEMI-ANNUAL REPORT           See Notes to Financial Statements

                              BADGLEY FUNDS, INC.
                 SCHEDULE OF INVESTMENTS (UNAUDITED)(CONTINUED)
                               November 30, 2001

BADGLEY BALANCED FUND

PRINCIPAL
  AMOUNT                                                                      VALUE
------------------------------------------------------------------------------------------
             Diversified Finance Services -- 3.3%
$  500,000   Citigroup Inc.
             7.250%, 10/01/10                                              $   543,397
   375,000   General Electric Capital Corporation
             7.375%, 1/19/10                                                   419,865
------------------------------------------------------------------------------------------
                                                                               963,262
------------------------------------------------------------------------------------------
             Finance -- Auto Loans -- 1.8%
   500,000   Ford Motor Credit Company
             7.500%, 3/15/05                                                   526,499
------------------------------------------------------------------------------------------
             Finance -- Investment Banker/Broker -- 0.4%
   125,000   Merrill Lynch & Co., Inc.
             6.000%, 11/15/04                                                  131,213
------------------------------------------------------------------------------------------
             Food Wholesale Distribution -- 1.8%
   500,000   SYSCO Corporation
             7.000%, 5/01/06                                                   540,766
------------------------------------------------------------------------------------------
             Medical -- Drugs -- 1.8%
   500,000   Abbott Laboratories
             5.625%, 7/01/06                                                   519,947
------------------------------------------------------------------------------------------
             Retail -- Discount -- 2.6%
   400,000   Costco Wholesale Corporation
             7.125%, 6/15/05                                                   429,970
   300,000   Wal-Mart Stores, Inc.
             6.875%, 8/10/09                                                   328,521
------------------------------------------------------------------------------------------
                                                                               758,491
------------------------------------------------------------------------------------------

See Notes to Financial Statements           BADGLEY FUNDS SEMI-ANNUAL REPORT  15

                              BADGLEY FUNDS, INC.
                 SCHEDULE OF INVESTMENTS (UNAUDITED)(CONTINUED)
                               November 30, 2001

BADGLEY BALANCED FUND

PRINCIPAL
  AMOUNT                                                                      VALUE
------------------------------------------------------------------------------------------
             Retail -- Home Improvement -- 1.7%
$  500,000   The Home Depot, Inc.
             5.375%, 4/01/06                                               $   513,817
------------------------------------------------------------------------------------------
             Telecommunications Services -- 1.8%
   500,000   SBC Communications Inc.
             6.625%, 7/15/07                                                   525,314
------------------------------------------------------------------------------------------
             TOTAL CORPORATE BONDS AND NOTES (COST $5,438,663)               5,706,773
------------------------------------------------------------------------------------------
             GOVERNMENT SECURITIES -- 26.2%
             GOVERNMENT NOTES -- 14.7%
             US Treasury Notes:
   150,000   6.250%, 8/31/02                                                   154,758
   475,000   5.500%, 2/28/03                                                   493,759
   500,000   7.250%, 8/15/04                                                   550,801
   700,000   6.500%, 8/15/05                                                   766,254
   750,000   5.625%, 2/15/06                                                   799,219
   500,000   5.500%, 2/15/08                                                   529,649
   800,000   6.000%, 8/15/09                                                   868,938
   155,000   6.500%, 2/15/10                                                   173,715
------------------------------------------------------------------------------------------
             TOTAL GOVERNMENT NOTES (COST $4,118,473)                        4,337,093
------------------------------------------------------------------------------------------
             GOVERNMENT AGENCY -- 11.5%
             Federal National Mortgage Association (FNMA) -- 7.5%
   875,000   6.800%, 1/10/03                                                   917,135
   550,000   7.125%, 2/15/05                                                   604,297
   625,000   6.625%, 9/15/09                                                   680,656
------------------------------------------------------------------------------------------
                                                                             2,202,088
------------------------------------------------------------------------------------------
             Federal Home Loan Mortgage (FHLMC) -- 4.0%
 1,050,000   7.100%, 4/10/07                                                 1,172,003
------------------------------------------------------------------------------------------
             TOTAL GOVERNMENT AGENCY (COST $3,161,209)                       3,374,091
------------------------------------------------------------------------------------------
             TOTAL GOVERNMENT SECURITIES (COST $7,279,682)                   7,711,184
------------------------------------------------------------------------------------------

 16 BADGLEY FUNDS SEMI-ANNUAL REPORT           See Notes to Financial Statements

                              BADGLEY FUNDS, INC.
                 SCHEDULE OF INVESTMENTS (UNAUDITED)(CONTINUED)
                               November 30, 2001

BADGLEY BALANCED FUND

PRINCIPAL
  AMOUNT                                                                      VALUE
------------------------------------------------------------------------------------------
             SHORT-TERM INVESTMENTS -- 2.7%
             Variable Rate Demand Notes**
$  189,283   American Family Financial Services Demand Note, 1.7133%       $   189,283
   503,641   Firstar Bank Demand Note, 1.8600%                                 503,641
    86,269   Wisconsin Corporation Central Credit Union Demand Note,
             1.7800%                                                            86,269
     8,808   Wisconsin Electric Company Demand Note, 1.7133%                     8,808
------------------------------------------------------------------------------------------
             TOTAL SHORT-TERM INVESTMENTS (COST $788,001)                      788,001
------------------------------------------------------------------------------------------
             TOTAL INVESTMENTS -- 100.0%
             (COST $27,360,228)                                             29,389,197
------------------------------------------------------------------------------------------
             OTHER ASSETS IN EXCESS OF LIABILITIES -- 0.3%                      96,908
------------------------------------------------------------------------------------------
             TOTAL NET ASSETS -- 100.0%                                    $29,486,105
==========================================================================================

  * --Non-income producing security.
 ** --Variable rate security. The rates listed are as of November 30, 2001. ADR --American Depository Receipt.
   f--Foreign.

See Notes to Financial Statements           BADGLEY FUNDS SEMI-ANNUAL REPORT  17

                              BADGLEY FUNDS, INC.
                      SCHEDULE OF INVESTMENTS (UNAUDITED)
                               November 30, 2001

BADGLEY GROWTH FUND

NUMBER OF
 SHARES                                                                      VALUE
-----------------------------------------------------------------------------------------
            COMMON STOCKS -- 101.1%
            Advertising. -- 4.3%
    8,225   Omnicom Group Inc.                                            $   706,198
-----------------------------------------------------------------------------------------
            Bank & Bank Holding Co. -- 2.0%
    5,375   Fifth Third Bancorp                                               322,984
-----------------------------------------------------------------------------------------
            Chemical -- Specialty -- 2.8%
   12,450   Ecolab Inc.                                                       465,630
-----------------------------------------------------------------------------------------
            Computer Storage -- 1.3%
   12,950   EMC Corporation*                                                  217,430
-----------------------------------------------------------------------------------------
            Consumer Finance -- 3.4%
   17,575   MBNA Corporation                                                  566,618
-----------------------------------------------------------------------------------------
            Department Stores -- 2.0%
    4,950   Kohl's Corporation*                                               335,858
-----------------------------------------------------------------------------------------
            Diversified Conglomerates -- 6.4%
   12,150   General Electric Company                                          467,775
   10,175   Tyco International Ltd. -- f                                      598,290
-----------------------------------------------------------------------------------------
                                                                            1,066,065
-----------------------------------------------------------------------------------------
            Drugs -- 7.9%
   11,975   Johnson & Johnson                                                 697,544
   14,050   Pfizer Inc.                                                       608,506
-----------------------------------------------------------------------------------------
                                                                            1,306,050
-----------------------------------------------------------------------------------------
            Financials Diversified -- 4.0%
   12,600   State Street Corporation                                          659,484
-----------------------------------------------------------------------------------------
            Financial Service -- 4.7%
    9,950   Fannie Mae                                                        782,070
-----------------------------------------------------------------------------------------
            Food & Beverage -- 3.4%
   11,775   PepsiCo, Inc.                                                     572,618
-----------------------------------------------------------------------------------------

 18 BADGLEY FUNDS SEMI-ANNUAL REPORT           See Notes to Financial Statements

                              BADGLEY FUNDS, INC.
                 SCHEDULE OF INVESTMENTS (UNAUDITED)(CONTINUED)
                               November 30, 2001

BADGLEY GROWTH FUND

NUMBER OF
 SHARES                                                                      VALUE
-----------------------------------------------------------------------------------------
            Food Wholesale Distribution -- 3.3%
   22,500   SYSCO Corporation                                             $   553,275
-----------------------------------------------------------------------------------------
            Freight Transportation -- 3.0%
    8,975   United Parcel Service, Inc.                                       504,575
-----------------------------------------------------------------------------------------
            Insurance -- Multi -- 3.9%
    7,850   American International Group, Inc.                                646,840
-----------------------------------------------------------------------------------------
            Medical -- Wholesale Drug Dist. -- 4.2%
   10,300   Cardinal Health, Inc.                                             703,696
-----------------------------------------------------------------------------------------
            Networking Equipment -- 2.3%
   18,600   Cisco Systems, Inc.*                                              380,184
-----------------------------------------------------------------------------------------
            Restaurants -- 2.7%
   25,250   Starbucks Corporation*                                            447,430
-----------------------------------------------------------------------------------------
            Retail -- Discount -- 3.2%
   12,850   Costco Wholesale Corporation*                                     525,308
-----------------------------------------------------------------------------------------
            Retail -- Home Improvement -- 3.9%
   13,900   The Home Depot, Inc.                                              648,574
-----------------------------------------------------------------------------------------
            Semiconductors -- 2.3%
   12,175   Texas Instruments Incorporated                                    390,209
-----------------------------------------------------------------------------------------
            Services -- Data Processing -- 8.6%
    8,975   Automatic Data Processing, Inc.                                   497,754
   19,550   Concord EFS, Inc.*                                                585,718
   10,050   Paychex, Inc.                                                     351,850
-----------------------------------------------------------------------------------------
                                                                            1,435,322
-----------------------------------------------------------------------------------------
            Services -- Diversified -- 4.1%
   16,075   Cintas Corporation                                                687,045
-----------------------------------------------------------------------------------------
            Software -- 3.5%
    8,950   Microsoft Corporation*                                            574,680
-----------------------------------------------------------------------------------------

See Notes to Financial Statements           BADGLEY FUNDS SEMI-ANNUAL REPORT  19

                              BADGLEY FUNDS, INC.
                 SCHEDULE OF INVESTMENTS (UNAUDITED)(CONTINUED)
                               November 30, 2001

BADGLEY GROWTH FUND

NUMBER OF
 SHARES                                                                      VALUE
-----------------------------------------------------------------------------------------
            Surgical/Medical Instruments -- 6.7%
    6,325   Baxter International Inc.                                     $   328,900
   16,475   Medtronic, Inc.                                                   778,938
-----------------------------------------------------------------------------------------
                                                                            1,107,838
-----------------------------------------------------------------------------------------
            Telecommunications Equipment -- 4.6%
   14,925   Nokia Oyj -- ADR                                                  343,424
    7,200   QUALCOMM Inc*                                                     422,784
-----------------------------------------------------------------------------------------
                                                                              766,208
-----------------------------------------------------------------------------------------
            Telecommunications Services -- 2.6%
   11,325   SBC Communications Inc.                                           423,328
-----------------------------------------------------------------------------------------
            TOTAL COMMON STOCKS (COST $15,463,522)                         16,795,517
-----------------------------------------------------------------------------------------
PRINCIPAL
 AMOUNT
-----------------------------------------------------------------------------------------
            SHORT-TERM INVESTMENTS -- 0.1%
            Variable Rate Demand Notes**
  $ 8,968   Wisconsin Corporation Central Credit Union Demand Note,
            1.7800%                                                             8,968
-----------------------------------------------------------------------------------------
            TOTAL SHORT-TERM INVESTMENTS (COST $8,968)                          8,968
-----------------------------------------------------------------------------------------
            TOTAL INVESTMENTS -- 100.0%
            (COST $15,472,490)                                             16,804,485
-----------------------------------------------------------------------------------------
            LIABILITIES IN EXCESS OF OTHER ASSETS -- (1.2)%                  (195,662)
-----------------------------------------------------------------------------------------
            TOTAL NET ASSETS -- 100.0%                                    $16,608,823
=========================================================================================

  * --Non-income producing security.
 ** --Variable rate security. The rates listed are as of November 30, 2001. ADR --American Depository Receipt.
   f--Foreign.

 20 BADGLEY FUNDS SEMI-ANNUAL REPORT           See Notes to Financial Statements

                              BADGLEY FUNDS, INC.
                 NOTES TO THE FINANCIAL STATEMENTS (UNAUDITED)
                               November 30, 2001

1. ORGANIZATION

    Badgley Funds, Inc. (the "Corporation") was incorporated on April 28, 1998, as a Maryland Corporation and is registered as an open-end management investment company under the Investment Company Act of 1940. The Badgley Balanced Fund (the "Balanced Fund") and the Badgley Growth Fund (the "Growth Fund") (collectively referred to as the "Funds") are separate, diversified investment portfolios of the Corporation. The principal investment objective of the Balanced Fund is to seek long-term capital appreciation and income. The principal investment objective of the Growth Fund is to seek long-term capital appreciation. The Funds commenced operations on June 25, 1998.

2. SIGNIFICANT ACCOUNTING POLICIES

    The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America.

    a) Investment Valuation -- Common stocks, other equity-type securities and fixed income securities with a maturity greater than 60 days are valued at the last sales price on the national securities exchange on which such securities are primarily traded. Securities traded on a national securities exchange for which there were no transactions on a given day and securities not listed on a national securities exchange are valued at the average of the most recent bid and asked prices. Any securities or other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Board of Directors of the Corporation. Instruments with a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value.

    b) Federal Income Taxes -- No provision for federal income taxes has been made since the Funds have complied to date with the provisions of the Internal Revenue Code applicable to regulated investment companies and intend to continue to so comply in future years and to distribute substantially all of the Funds' investment company net taxable income and net realized gains to shareholders.

    c) Income and Expenses -- The Funds are charged for those expenses that are directly attributable to each portfolio, such as advisory, administration and certain shareholder service fees. Expenses that are not directly attributable to a portfolio are typically allocated among the Funds in proportion to their respective net assets, number of shareholder accounts or net sales, where applicable.

    d) Distributions to Shareholders -- Dividends from net investment income of the Balanced Fund are declared and paid quarterly. Dividends from net investment income of the Growth Fund are declared and paid annually. The Funds' net realized capital gains, if any, are distributed at least annually.

    e) Organization Costs -- The costs incurred in connection with the organization, initial registration and public offering of shares, aggregating $26,461 for the Balanced Fund and Growth Fund each, have been paid by the Funds. These costs are being amortized over the period of benefit, but not to exceed sixty months from the Funds' commencement of operations.

                                            BADGLEY FUNDS SEMI-ANNUAL REPORT  21

    f) Use of Estimates -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the amounts reported in the financial statements. Actual results could differ from those estimates.

    g) Other -- Investment and shareholder transactions are recorded on trade date. The Funds determine the gain or loss realized from the investment transactions by comparing the original cost of the security lot sold with the net sales proceeds. Dividend income is recognized on the ex-dividend date, and interest income is recognized on an accrual basis.

3. CAPITAL SHARE TRANSACTIONS

    Transactions in shares of the Funds for the six-months ended November 30, 2001, were as follows:

                                                             BALANCED FUND           GROWTH FUND
----------------------------------------------------------------------------------------------------
Shares sold                                                        121,847               351,781
Shares issued to holders in reinvestment of dividends               24,940                    --
Shares redeemed                                                    (83,908)             (357,140)
----------------------------------------------------------------------------------------------------
Net increase (decrease)                                             62,879                (5,359)
====================================================================================================

    Transactions in shares of the Funds for the year ended May 31, 2001, were as follows:

                                                             BALANCED FUND           GROWTH FUND
----------------------------------------------------------------------------------------------------
Shares sold                                                        655,118               742,352
Shares issued to holders in reinvestment of dividends               44,877                    --
Shares redeemed                                                   (175,202)             (115,592)
----------------------------------------------------------------------------------------------------
Net increase                                                       524,793               626,760
====================================================================================================

4. INVESTMENT TRANSACTIONS

    The aggregate purchases and sales of investments, excluding short-term investments, by the Funds for the six-months ended November 30, 2001, were as follows:

                                                             BALANCED FUND           GROWTH FUND
------------------------------------------------------------------------------------------------
Purchases
  U.S. Government                                            $     219,519           $        --
  Other                                                          6,041,821             4,300,256
Sales
  U.S. Government                                                1,272,506                    --
  Other                                                          4,146,090             3,506,640

    At November 30, 2001, gross unrealized appreciation and depreciation of investments for tax purposes were as follows:

                                                             BALANCED FUND           GROWTH FUND
----------------------------------------------------------------------------------------------------
Appreciation                                                 $   3,036,277           $ 2,446,849
(Depreciation)                                                  (1,007,309)           (1,114,854)
----------------------------------------------------------------------------------------------------
Net appreciation on investments                              $   2,028,968           $ 1,331,995
====================================================================================================

 22 BADGLEY FUNDS SEMI-ANNUAL REPORT

    At November 30, 2001, the cost of investments for federal income tax purposes was $27,360,229 and $15,472,490 for the Balanced Fund and the Growth Fund, respectively.

5. INVESTMENT ADVISORY AND OTHER AGREEMENTS

    The Corporation has an Investment Advisory Agreement (the "Agreement") with Badgley, Phelps and Bell, Inc. (the "Adviser"), with whom certain officers and directors of the Corporation are affiliated, to furnish investment advisory services to the Funds. Under the terms of the Agreement, the Corporation, on behalf of the Funds, compensates the Adviser for its management services at the annual rate of 0.90% of the Balanced Fund's average daily net assets and 1.00% of the Growth Fund's average daily net assets. The advisory fee is accrued daily and paid monthly.

    The Adviser has agreed to waive its management fee and/or reimburse the Funds' other expenses to the extent necessary to ensure that the Balanced Fund's total operating expenses do not exceed 1.30% of its average daily net assets and that the Growth Fund's total operating expenses do not exceed 1.50% of its average daily net assets through September 30, 2002. Any such waiver or reimbursement is subject to later adjustment during the term of the Agreement to allow the Adviser to recoup amounts waived or reimbursed to the extent actual fees and expenses for a period are less than the expense limitation caps, provided, however, that the Adviser shall only be entitled to recoup such amounts for a period of three years from the date such amount was waived or reimbursed. For the six-months ended November 30, 2001, the Adviser waived/reimbursed expenses of $64,775 and $67,260 for the Balanced Fund and Growth Fund, respectively. Waived/reimbursed expenses subject to potential recovery by year of expiration are as follows:

                     YEAR OF EXPIRATION                      BALANCED FUND           GROWTH FUND
------------------------------------------------------------------------------------------------
5/31/2002                                                    $     149,440           $   145,364
5/31/2003                                                          133,024               127,681
5/31/2004                                                          138,359               128,792

    The Corporation, on behalf of each of the Funds, has adopted a plan pursuant to Rule 12b-1 under the 1940 Act (the "12b-1 Plan"), which authorizes it to pay Rafferty Capital Markets, Inc., an unaffiliated distributor, (the "Distributor") a distribution and shareholder servicing fee of 0.25% of each Fund's average daily net assets (computed on an annual basis). All or a portion of the fee may be used by the Distributor to pay costs of printing reports and prospectuses for potential investors and the costs of other distribution and shareholder servicing expenses. During the six-months ended November 30, 2001, the Balanced Fund and Growth Fund incurred expenses of $36,657 and $21,908, respectively, pursuant to the 12b-1 Plan.

    Firstar Bank, N.A., a subsidiary of U.S. Bancorp, a publicly held bank holding company, serves as custodian for the Funds. Firstar Mutual Fund Services, LLC, a wholly owned limited liability company of Firstar Bank, N.A., serves a s transfer agent, administrator and accounting services agent for the Fund.

                                            BADGLEY FUNDS SEMI-ANNUAL REPORT  23

DIRECTORS

Graham S. Anderson
Frank S. Bayley
J. Kevin Callaghan
Steven C. Phelps
Madelyn B. Smith

PRINCIPAL OFFICERS

Scott R. Vokey, President
Lisa P. Guzman, Treasurer and Secretary

INVESTMENT ADVISER

BADGLEY, PHELPS AND BELL, INC.
1420 Fifth Avenue, Suite 4400
Seattle, Washington 98101

DISTRIBUTOR

RAFFERTY CAPITAL MARKETS, LLC
1311 Mamaroneck Avenue
White Plains, New York 10605

CUSTODIAN

FIRSTAR BANK, N.A.
425 Walnut Street
Cincinnati, Ohio 45202

ADMINISTRATOR, TRANSFER AGENT
AND DIVIDEND-DISBURSING AGENT

FIRSTAR MUTUAL FUND SERVICES, LLC
Third Floor
615 East Michigan Street
Milwaukee, Wisconsin 53202

INDEPENDENT ACCOUNTANTS

PRICEWATERHOUSECOOPERS LLP
100 East Wisconsin Avenue, Suite 1500
Milwaukee, Wisconsin 53202

LEGAL COUNSEL

KIRKLAND & ELLIS
200 East Randolph Street
Chicago, Illinois 60601

                              [BADGLEY FUNDS LOGO]

                              www.badgleyfunds.com
                                 1-877-BADGLEY

THIS REPORT IS NOT AUTHORIZED UNLESS ACCOMPANIED OR PRECEDED BY A PROSPECTUS FOR THE BADGLEY FUNDS.

THE BADGLEY FUNDS ARE DISTRIBUTED BY RAFFERTY CAPITAL MARKETS, LLC.